Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of borrowings

Artisan’s borrowings consist of the following:

	Maturity	June 30, 2013		December 31, 2012
		Outstanding Balance	Interest Rate Per Annum	Outstanding Balance	Interest Rate Per Annum
Revolving credit agreement	August 2017	—	NA	90,000	1.96	%(1)
Senior notes
Series A	August 2017	60,000	4.98%	60,000	4.98%
Series B	August 2019	50,000	5.32%	50,000	5.32%
Series C	August 2022	90,000	5.82%	90,000	5.82%

Total borrowings		$200,000		$290,000

(1)	Interest rate under revolving credit agreement represents LIBOR plus the applicable margin as of December 31, 2012.

Aggregate maturities of debt obligations	As of June 30, 2013, the aggregate maturities of debt obligations, based on their contractual terms, are as follows:

2013	$—
2014	—
2015	—
2016	—
Thereafter	200,000

$200,000

The aggregate scheduled maturities of the Partnership’s borrowings are as follows at December 31, 2012:

2013	$—
2014	—
2015	—
2016	—
Thereafter	290,000

$290,000